UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                                TITLE OF   CUSIP         VALUE    SHARES      SH/ PUT/   INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS                  (x$1000)   PRN  AMT    PRN CALL   DSCRETN  MANAGERS      SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC      COM        032346108    2,204        50,000  SH           SOLE       N/A         50,000
ARENA PHARMACEUTICALS INC       COM        040047102      662        55,281  SH           SOLE       N/A         55,281
ATHEROGENICS INC                COM        047439104    9,034       685,921  SH           SOLE       N/A        685,921
ATHEROGENICS INC                COM        047439104    2,878       218,500  PUT          SOLE       N/A        218,500
AVANIR PHARMACEUTICALS          CL A NEW   05348P401      186        26,891  SH           SOLE       N/A         26,891
CEPHALON INC                    COM        156708109    3,357        54,367  SH           SOLE       N/A         54,367
COLEY PHARMACEUTICAL GROUP      COM        19388P106    8,545       748,230  SH           SOLE       N/A        748,230
DENDREON CORP                   COM        24823Q107    3,930       879,206  SH           SOLE       N/A        879,206
EMISPHERE TECHNOLOGIES INC      COM        291345106   12,097     1,431,620  SH           SOLE       N/A      1,431,620
IMCLONE SYSTEMS INC             COM        45245W109    1,560        55,083  SH           SOLE       N/A         55,083
NEUROCHEM INC                   COM        64125K101      895        48,274  SH           SOLE       N/A         48,274
NUVELO INC                      COM NEW    67072M301    6,375       349,501  SH           SOLE       N/A        349,501
ONYX PHARMACEUTICALS INC        COM        683399109    4,801       277,670  SH           SOLE       N/A        277,670
RENOVIS INC                     COM        759885106    4,210       305,958  SH           SOLE       N/A        305,958
REPROS THERAPEUTICS INC         COM        76028H100      963       125,000  SH           SOLE       N/A        125,000
SPECTRUM PHARMACEUTICALS INC    COM        84763A108    2,664       508,465  SH           SOLE       N/A        508,465
TELIK INC                       COM        87959M109      798        44,860  SH           SOLE       N/A         44,860

                                        17            65,159


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         17
Form 13F Information Table Value Total:         65,159
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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